Investments in Unconsolidated Affiliates, Variable Interest Entities, and Divestitures - Sale of Investment in Unconsolidated Affiliate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value	$ 17,590	$ 10,110
Gain on sale of limited partner ownership interest	359
Disposed of by Sale | Unconsolidated affiliate
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Carrying value			$ 100
Gain on sale of limited partner ownership interest	$ 360